COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingent Liabilities [Line Items]
Total Research and development amount	$ 5,815	$ 3,708
Interest rate	100.00%
Support grants terms	12 months
Royalties amount payable	$ 5,800
Royalties amount payable including interest	6,500
Research and Development Arrangement [Member]
Commitments and Contingent Liabilities [Line Items]
Total Research and development amount	$ 5,800
Minimum [Member]
Commitments and Contingent Liabilities [Line Items]
Payments for royalties interest	3.00%
Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Payments for royalties interest	5.00%